Stock Option Plans - Summary of option activity (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding, beginning of year	47,488	61,120
Granted	0	0
Exercised	(16,021)	(13,532)
Forfeited or expired	(400)	(100)
Outstanding, end of year	31,067	47,488
Exercisable, end of year	29,282	25,653
Weighted Average Exercise price
Outstanding, beginning of year	$ 15.65	$ 15.65
Granted	0.00	0.00
Exercised	15.65	15.65
Forfeited or expired	15.65	15.65
Outstanding, end of year	15.65	15.65
Exercisable, end of year	$ 15.65	$ 15.65
Weighted Average Remaining Contractual Term
Outstanding, end of year	4 years 3 months	5 years 3 months
Exercisable, end of year	4 years 3 months	5 years 3 months
Aggregate Intrinsic Value
Outstanding, end of year	$ 508,567	$ 681,453
Exercisable, end of year	$ 479,346	$ 368,121